TAXES ON INCOME (Schedule of the Reconciliation of the Theoretical Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Income (loss) before taxes on income	$ (7,664)	$ 8,754	$ (5,678)
Theoretical tax expense (benefit) computed at the Israeli statutory tax rate (25%, 24% and 25% for the years 2012, 2011 and 2010, respectively)	(1,916)	2,101	(1,419)
Utilization of valuation allowance	(1,554)	(4,328)	728
Increase (decrease) in losses and temporary differences due to change in Israeli corporate "Approved Enterprise" tax rates	(7,073)	5,419
Increase (decrease) in valuation allowance related to losses and temporary differences due to change in Israeli corporate "Approved Enterprise" tax rates	7,073	(5,419)
Taxes with respect to prior years	2	(84)	35
Impairment (recording) of withholding tax asset		221	(53)
Non-deductible expenses and other	1,699	(27)	294
Non-deductible share-based compensation expenses	833	541	499
Exchange rate differences	10	1,521
Actual tax expense (benefit)	$ (926)	$ (55)	$ 84
Israeli Income tax rate	25.00%	24.00%	25.00%